UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ]
adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          MFP Investors LLC
Address:       667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stuart Pistol
Title:         Chief Financial Officer
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

                      New York, NY              2/13/08
     ------------     ------------              -------
     [Signature]     [City, State]               Date

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[     ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[     ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          81
                                                 --

Form 13F Information Table Value Total:         $511,660
                                                --------
                                                (thousands)

List of Other Included Managers  NONE

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
                                  TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                    CLASS            CUSIP     (c$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE

Allied World Assur Hldg Ltd.        SHS             G0219G203   7,741    154,297  SH           SOLE            154,297
Enstar Group Ltd.                   SHS             G3075P101   8,055     65,800  SH           SOLE             65,800
OneBeacon Insurance Group Ltd.      CL A            G67742109   6,162    286,600  SH           SOLE            286,600
TYCO International Ltd. Bermuda     SHS             G9143X208  11,102    280,000  SH           SOLE            280,000
Tyco Electronics Ltd.               COM NEW         G9144P105   9,468    255,000  SH           SOLE            255,000
White Mtns Ins Group Ltd.           COM             G9618E107   5,757     11,200  SH           SOLE             11,200
Abington Community Bancorp Inc.     COM             00350L109   4,213    448,200  SH           SOLE            448,200
Adaptec Inc.                        COM             00651F108   1,690    500,000  SH           SOLE            500,000
Altria Group Inc.                   COM             02209S103   7,558    100,000  SH           SOLE            100,000
American Greetings Corp.            CL A            026375105  18,879    930,000  SH           SOLE            930,000
American Intl Group Inc             COM             026874107  29,150    500,000  SH           SOLE            500,000
AmeriCredit Corp.                   COM             03060R101   1,279    100,000  SH           SOLE            100,000
Arkansas Best Corp.                 COM             040790107  11,845    539,900  SH           SOLE            539,900
Armstrong World Inds Inc.           COM             04247X102   8,022    200,000  SH           SOLE            200,000
Astoria Financial Corp              COM             046265104   4,770    205,000  SH           SOLE            205,000
Autoliv Inc.                        COM             052800109   4,507     85,500  SH           SOLE             85,500
AutoNation Inc.                     COM             05329W102   4,385    280,000  SH           SOLE            280,000
BKF Cap Group Inc.                  COM             05548G102     836    376,700  SH           SOLE            376,700
BNCCORP Inc.                        COM             055936108   1,910    147,050  SH           SOLE            147,050
Bancorp Rhode Island, Inc.          COM             059690107   3,414    100,000  SH           SOLE            100,000
Bassett Furniture Industries, Inc.  COM             070203104     975    104,400  SH           SOLE            104,400
Beneficial Mutual Bancorp, Inc.     COM             08173R104     996    102,500  SH           SOLE            102,500
Benjamin Franklin Bancorp Inc.      COM             082073107   1,339    102,000  SH           SOLE            102,000
Boardwalk Bancorp Inc.              COM             09661Q103   3,541    160,600  SH           SOLE            160,600
CBS Corp New                        CL B            124857202   8,175    300,000  SH           SOLE            300,000
Comcast Corp. New                   CL A SPL        20030N200   4,711    260,000  SH           SOLE            260,000
ConocoPhillips                      COM             20825C104  14,128    160,000  SH           SOLE            160,000
Conseco Inc                         COM NEW         208464883  16,130  1,284,262  SH           SOLE          1,284,262
Dearborn Bancorp Inc.               COM             24242R108   1,580    204,400  SH           SOLE            204,400
Delta Air Lines Inc Del             COM NEW         247361702  13,367    897,727  SH           SOLE            897,727
Duckwall-Alco Stores, Inc.          COM             264142100   5,727    175,556  SH           SOLE            175,556
Emmis Communications Corp           CL A            291525103   3,525    915,700  SH           SOLE            915,700
Encore Capital Group, Inc.          COM             292554102   5,973    617,000  SH           SOLE            617,000
Farmer Bros Co.                     COM             307675108   6,768    294,405  SH           SOLE            294,405
Finish Line Inc                     CL A            317923100     726    300,000  SH           SOLE            300,000
First Financial Northwest Inc.      COM             32022K102   1,431    145,400  SH           SOLE            145,400
Flushing Financial Corp.            COM             343873105   3,534    220,200  SH           SOLE            220,200
Franklin Bank Corp. DEL             COM             352451108   2,694    625,000  SH           SOLE            625,000
GAMCO Investors Inc.                COM             361438104  12,331    178,200  SH           SOLE            178,200
Gencorp Inc.                        COM             368682100   4,956    425,000  SH           SOLE            425,000
Getty Images Inc.                   COM             374276103   4,086    140,900  SH           SOLE            140,900
GLG Partners Inc.                   COM             37929X107   3,264    240,000  SH           SOLE            240,000
GLG Partners Inc.                   W EXP 12/28/11  37929X115   1,505    250,000  SH           SOLE            250,000
Goodyear Tire & Rubber Co           COM             382550101  18,656    661,100  SH           SOLE            661,100
Hearst-Argyle Television Inc.       COM             422317107   4,793    216,800  SH           SOLE            216,800
Hilltop Holdings, Inc.              COM             432748101   4,002    366,500  SH           SOLE            366,500
Hudson City Bancorp                 COM             443683107  12,316    820,000  SH           SOLE            820,000
Johnson Outdoors Inc.               CL A            479167108   7,931    352,500  SH           SOLE            352,500
Journal Communications Inc.         CL A            481130102   1,143    127,900  SH           SOLE            127,900
Kaiser Aluminum Corp.               COM PAR $0.01   483007704  10,619    133,600  SH           SOLE            133,600
Keweenaw Land Association Ltd.      COM             493026108   2,596     11,855  SH           SOLE             11,855
Leggett & Platt Inc.                COM             524660107   1,920    110,100  SH           SOLE            110,100
Louisiana Bancorp Inc New           COM             54619P104   5,949    567,100  SH           SOLE            567,100
MVC Capital Inc.                    COM             553829102  16,135    999,700  SH           SOLE            999,700
Marlin Business Services Corp.      COM             571157106   1,948    161,500  SH           SOLE            161,500
McClatchy Co                        CL A            579489105   6,499    519,074  SH           SOLE            519,074
McGraw Hill Companies Inc.          COM             580645109  12,048    275,000  SH           SOLE            275,000
Miller Inds Inc Tenn                COM NEW         600551204   1,799    131,400  SH           SOLE            131,400
Mothers Wk Inc                      COM             619903107   4,769    274,078  SH           SOLE            274,078
Movie Star Inc.                     COM             624591103     865    540,640  SH           SOLE            540,640
NorthWestern Corp.                  COM NEW         668074305   6,343    215,000  SH           SOLE            215,000
Oglebay Norton Co.                  COM             677007205   4,299    124,595  SH           SOLE            124,595
Peapack-Gladstone Financial Corp.   COM             704699107   4,806    195,600  SH           SOLE            195,600
Presidential Life Corp.             COM             740884101   1,103     63,000  SH           SOLE             63,000
Prudential Bancorp Inc. PA          COM             744319104   2,529    203,123  SH           SOLE            203,123
Republic First Bancorp, Inc.        COM             760416107   1,449    208,500  SH           SOLE            208,500
Rome Bancorp Inc. New               COM             77587P103     463     40,000  SH           SOLE             40,000
SLM Corp.                           COM             78442P106  10,070    500,000  SH           SOLE            500,000
Safeguard Scientifics, Inc.         COM             786449108   3,080  1,711,300  SH           SOLE          1,711,300
Sears Holdings Corp.                COM             812350106  25,112    246,077  SH           SOLE            246,077
Sony Corp                           ADR NEW         835699307  10,860    200,000  SH           SOLE            200,000
State Bancorp Inc N.Y.              COM             855716106   1,312    100,900  SH           SOLE            100,900
Thomas Properties Group Inc.        COM             884453101   1,078    100,000  SH           SOLE            100,000
Time Warner Inc.                    COM             887317105  10,566    640,000  SH           SOLE            640,000
Time Warner Cable Inc.              CL A            88732J108   1,167     42,281  SH           SOLE             42,281
Trane Inc.                          COM             892893108  29,694    635,700  SH           SOLE            635,700
Unitrin Inc.                        COM             913275103   3,407     71,000  SH           SOLE             71,000
WABCO Holdings Inc.                 COM             92927K102   2,298     45,880  SH           SOLE             45,880
Warwick Valley Tel Co               COM             936750108   1,314    111,002  SH           SOLE            111,002
Watson Pharmaceuticals Inc.         COM             942683103   2,714    100,000  SH           SOLE            100,000
Zep, Inc.                           COM             98944B108   1,803    130,000  SH           SOLE            130,000

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